Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Assets:
Derivative assets		¥ 20,595,000	¥ 19,678,000
Netting	[1]	(18,359,000)	(17,711,000)
Collateralized agreements		17,827,515	18,663,585
Other assets		1,199,465	1,124,473
Liabilities:
Derivative liabilities	[2]	20,620,000	19,342,000
Netting	[1],[2]	(18,203,000)	(17,361,000)
Short-term borrowings		710,722	630,604
Collateralized financing		18,187,976	18,645,860
Long-term borrowings		7,500,810	6,915,397
Recurring [Member]
Assets:
Trading assets and private equity and debt investments	[3]	22,555,000	20,483,000
Derivative assets	[4]	2,236,000	1,967,000
Netting	[4]	(18,359,000)	(17,711,000)
Subtotal, Assets		24,791,000	22,450,000
Loans and receivables	[5]	2,598,000	2,243,000
Collateralized agreements	[6]	304,000	359,000
Total Assets		29,103,000	26,282,000
Liabilities:
Trading liabilities		11,007,000	9,397,000
Derivative liabilities	[4]	2,417,000	1,982,000
Netting	[4]	(18,203,000)	(17,361,000)
Subtotal, Liabilities		13,424,000	11,379,000
Short-term borrowings	[7]	711,000	631,000
Payables and deposits	[8],[9]	319,000	325,000
Collateralized financing	[6]	662,000	704,000
Long-term borrowings	[7],[10],[11]	7,501,000	6,915,000
Other liabilities	[12]	461,000	462,000
Total Liabilities		23,078,000	20,416,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	5,373,000	4,489,000
Liabilities:
Trading liabilities		2,922,000	2,776,000
Recurring [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	127,000	105,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,284,000	2,674,000
Liabilities:
Trading liabilities		2,432,000	2,569,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	108,000	222,000
Liabilities:
Trading liabilities		0	2,000
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	7,702,000	6,754,000
Liabilities:
Trading liabilities		5,265,000	3,582,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,989,000	1,943,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		206,000	217,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	12,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,055,000	3,383,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,889,000	3,204,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	166,000	179,000
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	403,000	344,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	69,000	77,000
Liabilities:
Trading liabilities	[15]	0
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	445,000	480,000
Liabilities:
Trading liabilities		182,000	251,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	2,921,000	2,572,000
Liabilities:
Derivative liabilities	[4]	4,212,000	3,069,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	13,252,000	12,428,000
Liabilities:
Derivative liabilities	[4]	12,290,000	11,648,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	352,000	304,000
Liabilities:
Derivative liabilities	[4]	447,000	382,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	4,055,000	4,363,000
Liabilities:
Derivative liabilities	[4]	3,625,000	4,194,000
Recurring [Member] | Other contracts [Member]
Assets:
Derivative assets	[4]	15,000	11,000
Liabilities:
Derivative liabilities	[4]	46,000	50,000
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3],[16]	593,000	485,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[3],[13],[17],[18]	817,000	745,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Derivative assets	[4],[19]	(18,359,000)	(17,711,000)
Netting	[4],[19]	(18,359,000)	(17,711,000)
Subtotal, Assets	[19]	(18,359,000)	(17,711,000)
Loans and receivables	[5],[19]
Collateralized agreements	[6],[19]
Total Assets	[19]	(18,359,000)	(17,711,000)
Liabilities:
Trading liabilities	[19]
Derivative liabilities	[4],[19]	(18,203,000)	(17,361,000)
Netting	[4],[19]	(18,203,000)	(17,361,000)
Subtotal, Liabilities	[19]	(18,203,000)	(17,361,000)
Short-term borrowings	[7],[19]
Payables and deposits	[8],[9],[19]
Collateralized financing	[6],[19]
Long-term borrowings	[7],[10],[11],[19]
Other liabilities	[12],[19]
Total Liabilities	[19]	(18,203,000)	(17,361,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15],[19]
Liabilities:
Trading liabilities	[15],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[19]
Liabilities:
Trading liabilities	[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4],[19]
Liabilities:
Derivative liabilities	[4],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4],[19]
Liabilities:
Derivative liabilities	[4],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4],[19]
Liabilities:
Derivative liabilities	[4],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4],[19]
Liabilities:
Derivative liabilities	[4],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other contracts [Member]
Assets:
Derivative assets	[4],[19]
Liabilities:
Derivative liabilities	[4],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3],[16],[19]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[3],[13],[17],[18],[19]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	12,448,000	10,353,000
Derivative assets	[4]	19,000	40,000
Netting	[4]
Subtotal, Assets		12,467,000	10,393,000
Loans and receivables	[5]	12,000
Collateralized agreements	[6]
Total Assets		12,944,000	10,720,000
Liabilities:
Trading liabilities		9,372,000	8,403,000
Derivative liabilities	[4]	26,000	38,000
Netting	[4]
Subtotal, Liabilities		9,398,000	8,441,000
Short-term borrowings	[7]
Payables and deposits	[8],[9]
Collateralized financing	[6]
Long-term borrowings	[7],[10],[11]	10,000	10,000
Other liabilities	[12]	172,000	132,000
Total Liabilities		9,580,000	8,583,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	3,686,000	2,807,000
Liabilities:
Trading liabilities		2,883,000	2,757,000
Recurring [Member] | Level 1 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	4,000	0
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,284,000	2,674,000
Liabilities:
Trading liabilities		2,432,000	2,569,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	5,062,000	4,402,000
Liabilities:
Trading liabilities		3,875,000	2,828,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	412,000	470,000
Liabilities:
Trading liabilities		182,000	249,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	0	14,000
Liabilities:
Derivative liabilities	[4]	0	5,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	15,000	22,000
Liabilities:
Derivative liabilities	[4]	21,000	31,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	1,000	1,000
Liabilities:
Derivative liabilities	[4]	2,000	1,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	1,000	0
Liabilities:
Derivative liabilities	[4]
Recurring [Member] | Level 1 [Member] | Other contracts [Member]
Assets:
Derivative assets	[4]	2,000	3,000
Liabilities:
Derivative liabilities	[4]	3,000	1,000
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3],[16]	184,000	116,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[17],[18]	281,000	211,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	9,521,000	9,509,000
Derivative assets	[4]	20,360,000	19,422,000
Netting	[4]
Subtotal, Assets		29,881,000	28,931,000
Loans and receivables	[5]	2,092,000	1,795,000
Collateralized agreements	[6]	289,000	344,000
Total Assets		32,791,000	31,681,000
Liabilities:
Trading liabilities		1,635,000	993,000
Derivative liabilities	[4]	20,276,000	19,043,000
Netting	[4]
Subtotal, Liabilities		21,911,000	20,036,000
Short-term borrowings	[7]	661,000	595,000
Payables and deposits	[8],[9]	306,000	311,000
Collateralized financing	[6]	662,000	704,000
Long-term borrowings	[7],[10],[11]	7,022,000	6,428,000
Other liabilities	[12]	159,000	265,000
Total Liabilities		30,721,000	28,339,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	1,661,000	1,661,000
Liabilities:
Trading liabilities		39,000	18,000
Recurring [Member] | Level 2 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	1,000	2,000
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	106,000	222,000
Liabilities:
Trading liabilities		0	2,000
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,635,000	2,346,000
Liabilities:
Trading liabilities		1,390,000	754,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,820,000	1,762,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		206,000	217,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	2,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,038,000	3,335,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,889,000	3,204,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	149,000	131,000
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	201,000	137,000
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	35,000	35,000
Liabilities:
Trading liabilities	[15]	0
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	24,000	7,000
Liabilities:
Trading liabilities		0	2,000
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	2,908,000	2,541,000
Liabilities:
Derivative liabilities	[4]	4,181,000	3,048,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	13,142,000	12,306,000
Liabilities:
Derivative liabilities	[4]	12,152,000	11,523,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	286,000	240,000
Liabilities:
Derivative liabilities	[4]	334,000	282,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	4,021,000	4,330,000
Liabilities:
Derivative liabilities	[4]	3,579,000	4,148,000
Recurring [Member] | Level 2 [Member] | Other contracts [Member]
Assets:
Derivative assets	[4]	3,000	5,000
Liabilities:
Derivative liabilities	[4]	30,000	42,000
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3],[16]	385,000	352,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[17],[18]	144,000	259,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	586,000	621,000
Derivative assets	[4]	216,000	216,000
Netting	[4]
Subtotal, Assets		802,000	837,000
Loans and receivables	[5]	494,000	448,000
Collateralized agreements	[6]	15,000	15,000
Total Assets		1,727,000	1,592,000
Liabilities:
Trading liabilities		0	1,000
Derivative liabilities	[4]	318,000	262,000
Netting	[4]
Subtotal, Liabilities		318,000	263,000
Short-term borrowings	[7]	50,000	36,000
Payables and deposits	[8],[9]	13,000	14,000
Collateralized financing	[6]
Long-term borrowings	[7],[10],[11]	469,000	477,000
Other liabilities	[12]	130,000	65,000
Total Liabilities		980,000	855,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	26,000	21,000
Liabilities:
Trading liabilities		0	1,000
Recurring [Member] | Level 3 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	122,000	103,000
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,000	0
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	5,000	6,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	169,000	181,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	10,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	17,000	48,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	17,000	48,000
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	202,000	207,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	34,000	42,000
Liabilities:
Trading liabilities	[15]	0
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	9,000	3,000
Liabilities:
Trading liabilities			0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	13,000	17,000
Liabilities:
Derivative liabilities	[4]	31,000	16,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	95,000	100,000
Liabilities:
Derivative liabilities	[4]	117,000	94,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	65,000	63,000
Liabilities:
Derivative liabilities	[4]	111,000	99,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	33,000	33,000
Liabilities:
Derivative liabilities	[4]	46,000	46,000
Recurring [Member] | Level 3 [Member] | Other contracts [Member]
Assets:
Derivative assets	[4]	10,000	3,000
Liabilities:
Derivative liabilities	[4]	13,000	7,000
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3],[16]	24,000	17,000
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[17],[18]	¥ 392,000	¥ 275,000

[1]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20 and ASC 815. As of March 31, 2025, Nomura offset a total of ¥1,740 billion of cash collateral receivables against net derivative liabilities and ¥2,090 billion of cash collateral payables against net derivative assets. As of September 30, 2025, Nomura offset a total of ¥2,041 billion of cash collateral receivables against net derivative liabilities and ¥2,196 billion of cash collateral payables against net derivative assets.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2025 and September 30, 2025, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥73 billion and ¥85 billion, respectively. As of March 31, 2025 and September 30, 2025, the fair values of these investments which are included in Other assets were ¥3 billion and ¥5 billion, respectively.
[4]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[5]	Includes loans and receivables for which the fair value option has been elected.
[6]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[7]	Includes structured notes for which the fair value option has been elected.
[8]	Includes deposits received at banks for which the fair value option has been elected
[9]	Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.
[10]	Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[12]	Includes loan commitments for which the fair value option has been elected.
[13]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[14]	Private equity and debt investments include minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading purposes, and post-IPO investments. These investments also include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[15]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
[16]	Includes non-trading debt securities for which the fair value option has been elected.
[17]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥72,184 million and ¥26,217 million, respectively, as of March 31, 2025 and ¥79,893 million and ¥26,129 million, respectively, as of September 30, 2025.
[18]	Includes non-financial assets carried at fair value on a recurring basis using similar valuation methodologies to those used for financial instruments.
[19]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives assets or liabilities.